Goodwill	12 Months Ended
Jan. 31, 2025
Goodwill
Goodwill

Note 10 – Goodwill

Goodwill is recorded when the consideration paid for an acquisition of a business exceeds the fair value of identifiable net tangible and intangible assets acquired. The following table summarizes the changes in goodwill since January 31, 2023:

	January 31,	January 31,
	2025	2024
Balance at beginning of period	760,413	675,647
Acquisition of GroundCloud	—	82,750
Acquisition of Localz	—	954
Acquisition of OCR	52,112	—
Acquisition of ASD	35,604	—
Acquisition of BoxTop	7,747	—
Acquisition of MCP	13,429	—
Acquisition of Sellercloud	72,059	—
Adjustments on account of foreign exchange	(16,609)	1,062
Balance at end of period	924,755	760,413